Share Capital (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Schedule of Stock Option Activity
	Years ended December 31
	2013		2014		2015
		Weighted-		Weighted-		Weighted-
		average		average		average
	Shares	exercise	Shares	exercise	Shares	exercise
	option	price	option	price	option	Price
Balance at beginning
of year	1,020	4.87	1,368	5.30	1,172	6.36
Grants	395	7.47	158	8.26	190	7.56
Exercised	-	-	(140)	5.40	(21)	5.60
Forfeited	(47)	7.88	(214)	5.77	(14)	5.22

Balance at end of year	1,368	5.30	1,172	6.36	1,327	6.52

Exercisable at end
of year	-	-	423	5.24	839	5.9

Schedule of Options Outstanding by Exercise Price Range
	Options Outstanding
		Weighted
		average	Weighted		Weighted Average Exercise price
		remaining	average
	Number	contractual	exercise	Number
Range of Exercise Price	outstanding	life (years)	price	Exercisable
$5.22-$6.85	706	3.59	5.41	-	-
$7.69-$8.95	621	5.33	7.91	839	5.9

Schedule of Weighted-Average Assumptions
	Year ended December 31
	2013	2014	2015
Expected stock price volatility	34.27%-47.98%	32.07%-42.15%	32.07%-42.15%
Risk-free interest rate	0.57%-1.99%	1.49%-1.96%	1.25%-1.96%
Dividend yield	6.5%	2%-6.5%	2.0%-6.5%
Expected life of options (in years)	5	5	5

Schedule of Allocation of Stock-Based Compensation Charge
	Year ended December 31
	2013	2014	2015
Cost of revenues	33	57	62
Sales and marketing	81	74	121
General and administrative	453	562	503

	567	693	686